SCHEDULE I - Parent Company Information	12 Months Ended
Dec. 29, 2016
Schedule I - Parent Company Only
Schedule I - Parent Company Only Information

Schedule I—Floor & Decor Holdings, Inc.

(parent company only)

Condensed Balance Sheets

(In Thousands, Except Share and Per Share Data)

	As of December 31, 2015	As of December 29, 2016
Assets
Current assets:
Accounts receivable from subsidiaries	$—	$—

Total current assets	—	—
Long-term assets:
Investment in subsidiaries	312,365	134,283

Total long-term assets	312,365	134,283

Total assets	$312,365	$134,283

Liabilities and stockholders' equity
Current liabilities:
Notes payable	$—	$—
Accrued interest payable	—	—

Total current liabilities	—	—

Total liabilities	—	—

Commitments and contingencies
Stockholders' equity
Capital stock:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding at December 29, 2016 and December 31, 2015	—	—
Common stock Class A, $0.001 par value; 450,000,000 shares authorized; 76,847,116 shares issued and outstanding at December 29, 2016 and December 31, 2015	77	77
Common stock Class B, $0.001 par value; 10,000,000 shares authorized; 395,742 shares issued and outstanding at December 29, 2016; 250,602 shares issued and outstanding at December 31, 2015	—	—
Common stock Class C, $0.001 par value; 30,000,000 shares authorized; 6,275,489 shares issued and outstanding at December 29, 2016 and December 31, 2015	6	6
Additional paid-in capital	264,288	117,270
Accumulated other comprehensive loss, net	(100)	176
Retained earnings	48,094	16,754

Total stockholders' equity	312,365	134,283

Total liabilities and stockholders' equity	$312,365	$134,283

Schedule I—Floor & Decor Holdings, Inc.

(parent company only)

Condensed Statements of Income

(In Thousands)

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Net income of subsidiaries	$15,098	$26,807	$43,039

Income before income taxes	15,098	26,807	43,039
Benefit for income taxes	—	—	—

Net income	$15,098	$26,807	$43,039

Schedule I—Floor & Decor Holdings, Inc.

(parent company only)

Condensed Statements of Comprehensive Income

(In Thousands)

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Net income	$15,098	$26,807	$43,039
Unrealized gain on fair value hedge instruments of subsidiaries, net of tax	14	43	276

Total comprehensive income	$15,112	$26,850	$43,315

Schedule I—Floor & Decor Holdings, Inc.

(parent company only)

Consolidated Statements of Cash Flows

(In Thousands)

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Operating activities
Net income	$15,098	$26,807	$43,039
Adjustments to reconcile net income to net cash used in operating activities:
Net income of subsidiaries	(15,098)	(26,807)	(43,039)

Net cash used in operating activities	—	—	—
Investing activities
Investment in subsidiary	(954)	(40)	(284)
Distribution from subsidiary	—	—	225,000

Net cash (used in) provided by investing activities	(954)	(40)	224,716
Financing activities
Proceeds from exercise of stock options	954	40	284
Cash dividends	—	—	(225,000)

Net cash provided by (used in) financing activities	954	40	(224,716)

Net change in cash and cash equivalents	—	—	—
Cash and cash equivalents, beginning of the year	—	—	—

Cash and cash equivalents, end of the year	$—	$—	$—

Schedule I—Floor & Decor Holdings, Inc.

(parent company only)

Notes to Condensed Financial Statements

December 29, 2016

1. Basis of Presentation

              In the parent-company-only financial statements, the Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The parent-company-only financial statements should be read in conjunction with the Company's consolidated financial statements.

2. Guarantees and Restrictions

              As of December 29, 2016, Floor and Decor Outlets of America, Inc., a subsidiary of the Company, had $350,000 thousand of debt outstanding under the Term Loan Facility. As of December 29, 2016, Floor and Decor Outlets of America, Inc. also had $50,000 thousand outstanding under the ABL Facility, excluding outstanding letters of credit of $10,119 thousand. Under the terms of the credit agreements governing our Credit Facilities, the Company's subsidiaries have guaranteed the payment of all principal and interest. In the event of a default under our Credit Facilities, certain of the Company's subsidiaries will be directly liable to the debt holders. As of December 29, 2016, the Term Loan Facility had a maturity date of September 30, 2023, and the ABL Facility had a maturity date of September 30, 2021. The credit agreements governing our Credit Facilities also include restrictions on the ability of the Company's subsidiaries to (i) incur additional indebtedness and liens in connection therewith; (ii) pay dividends and make certain other restricted payments; (iii) effect mergers or consolidations; (iv) enter into transactions with affiliates; (v) sell or dispose of property or assets; and (vi) engage in unrelated lines of business.